Trust Termination (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Apr. 06, 2015 Scenario, Forecast [Member]
Trust Termination [Line Items]
Date of Trust Agreement	Dec. 07, 1906
Period limiting perpetuity of Trust	20 years
Number of named trust survivors	18
Date of Trust termination	Apr. 06, 2015
Net monies balance	$ 7,719,000
Principal Charges account balance	4,870,765	4,961,873
Final distribution amount estimate			$ 12,590,000
Earnings per share final distribution estimate			$ 8.39